Master Trust - Fair Value of Net Assets (Details) - EBP 026 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Master Trust [Abstract]
Net assets in Master Trust		$ 373,664,308	$ 316,585,471
Plan’s interest in net assets in Master Trust		44,171,251	36,503,088
Sensient Technologies Corporation Stock Fund [Member]
Master Trust [Abstract]
Net assets in Master Trust		50,816,997	41,454,698
Plan’s interest in net assets in Master Trust		38,687,294	31,600,353
Mutual Funds [Member]
Master Trust [Abstract]
Net assets in Master Trust		317,052,105	268,796,046
Plan’s interest in net assets in Master Trust		4,791,617	3,647,943
Common Collective Trust Fund Measured at NAV [Member]
Master Trust [Abstract]
Net assets in Master Trust	[1]	5,795,206	6,334,727
Plan’s interest in net assets in Master Trust		$ 692,340	$ 1,254,792

[1]	In accordance with ASC Subtopic 820-10, Fair Value Measurement – Overall, certain investments that were measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits. This category includes a common collective trust fund that is designed to deliver safety and stability by preserving principal and accumulating earnings. This fund is primarily invested in benefit-responsive investment contracts issued by insurance companies and other financial institutions, fixed income securities, and money market funds. Participant-directed redemptions have no restrictions; however, the Plan is required to provide a one-year redemption notice to liquidate its entire share in the fund.